Condensed Consolidating Statement of Condition (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Assets
Cash And Due From Banks	$ 381,095		$ 423,211		$ 439,363	$ 535,282
Money market investments	1,822,386		858,453
Trading Securities	138,527		339,743
Available For Sale Securities	5,315,159		5,294,800
Investment securities held-to-maturity, at amortized cost	103,170		140,496
Other investment securities, at lower of cost or realizable value	161,906		181,752
Investment in subsidiaries	0		0
Loans held-for-sale, at lower of cost or fair value	106,104		110,426
Loans held-in-portfolio:
Loans held-in-portfolio	19,498,286		21,704,010
Covered Loans	2,542,662		2,984,427
Less- Unearned Income	93,835		92,144
Allowance for loan losses	601,792		640,555
Total loans held-in-portfolio, net	21,345,321		23,955,738
FDIC loss share asset	591,706		948,608		1,399,098	1,915,128
Premises and equipment, net	494,581		519,516
Interest Receivable	121,818		131,536
Servicing Asset At Fair Value Amount	148,694		161,099		154,430
Other Assets	1,646,443		1,687,558
Goodwill	465,676		647,757		647,757
Intangible Assets Net Excluding Goodwill	37,595		45,132
Total assets	33,096,695		35,749,333
Deposits Abstract
Noninterest Bearing Deposit Liabilities	5,783,748		5,922,682
Interest Bearing Deposit Liabilities	19,023,787		20,788,463
Total deposits	24,807,535		26,711,145
Federal Funds Purchased and Securities Sold Under Agreements To Repurchase	1,271,657		1,659,292
Other short-term borrowings	21,200		401,200
Notes Payable	1,711,828		1,584,754
Other liabilities	1,012,029		766,792
Total liabilities	28,829,313		31,123,183
Stockholders Equity Abstract
Preferred stock	50,160		50,160
Common stock	1,036		1,034
Surplus	4,196,458		4,170,152
Accumulated deficit	253,717		594,430
Treasury stock	(4,117)		(881)
Accumulated other comprehensive (loss) income, net of tax	(229,872)		(188,745)	[1]	(102,868)
Total stockholders' equity	4,267,382		4,626,150		4,110,000	3,918,753
Liabilities And Stockholders Equity	33,096,695		35,749,333
Segment, Discontinued Operations [Member]
Deposits Abstract
Liabilities Of Disposal Group Including Discontinued Operation	5,064		0
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Real Estate Acquired Through Foreclosure	135,500		135,501
Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Covered Loans	2,542,662		2,984,427
Real Estate Acquired Through Foreclosure	130,266		168,007
Parent Company [Member]
Assets
Cash And Due From Banks	20,448		10,595		1,103	6,365
Money market investments	19,747		18,721
Trading Securities	1,640		1,353
Available For Sale Securities	231		204
Investment securities held-to-maturity, at amortized cost	0		0
Other investment securities, at lower of cost or realizable value	9,850	[2]	10,850	[2]
Investment in subsidiaries	4,878,866		4,856,566
Loans held-for-sale, at lower of cost or fair value	0		0
Loans held-in-portfolio:
Loans held-in-portfolio	55,486		521,092
Covered Loans	0		0
Less- Unearned Income	0		0
Allowance for loan losses	41		304
Total loans held-in-portfolio, net	55,445		520,788
FDIC loss share asset	0		0
Premises and equipment, net	2,512		2,135
Interest Receivable	75		64
Servicing Asset At Fair Value Amount	0		0
Other Assets	67,962		66,577
Goodwill	0		0
Intangible Assets Net Excluding Goodwill	555		554
Total assets	5,057,421		5,488,407
Deposits Abstract
Noninterest Bearing Deposit Liabilities	0		0
Interest Bearing Deposit Liabilities	0		0
Total deposits	0		0
Federal Funds Purchased and Securities Sold Under Agreements To Repurchase	0		0
Other short-term borrowings	0		0
Notes Payable	740,812		822,351
Other liabilities	49,226		39,906
Liabilities Of Disposal Group Including Discontinued Operation	0		0
Total liabilities	790,038		862,257
Stockholders Equity Abstract
Preferred stock	50,160		50,160
Common stock	1,036		1,034
Surplus	4,187,931		4,161,625
Accumulated deficit	262,244		602,957
Treasury stock	(4,116)		(881)
Accumulated other comprehensive (loss) income, net of tax	(229,872)		(188,745)
Total stockholders' equity	4,267,383		4,626,150
Liabilities And Stockholders Equity	5,057,421		5,488,407
Parent Company [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Real Estate Acquired Through Foreclosure	90		0
Parent Company [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Real Estate Acquired Through Foreclosure	0		0
Non Guarantor Subsidiaries Member
Assets
Cash And Due From Banks	608		616		624	932
Money market investments	357		4,804
Trading Securities	0		0
Available For Sale Securities	0		0
Investment securities held-to-maturity, at amortized cost	0		0
Other investment securities, at lower of cost or realizable value	4,492		4,492
Investment in subsidiaries	1,353,616		1,670,809
Loans held-for-sale, at lower of cost or fair value	0		0
Loans held-in-portfolio:
Loans held-in-portfolio	0		0
Covered Loans	0		0
Less- Unearned Income	0		0
Allowance for loan losses	0		0
Total loans held-in-portfolio, net	0		0
FDIC loss share asset	0		0
Premises and equipment, net	0		0
Interest Receivable	112		114
Servicing Asset At Fair Value Amount	0		0
Other Assets	26,514		19,407
Goodwill	0		0
Intangible Assets Net Excluding Goodwill	0		0
Total assets	1,385,699		1,700,242
Deposits Abstract
Noninterest Bearing Deposit Liabilities	0		0
Interest Bearing Deposit Liabilities	0		0
Total deposits	0		0
Federal Funds Purchased and Securities Sold Under Agreements To Repurchase	0		0
Other short-term borrowings	8,169		0
Notes Payable	148,988		149,663
Other liabilities	6,872		39,245
Liabilities Of Disposal Group Including Discontinued Operation	0		0
Total liabilities	164,029		188,908
Stockholders Equity Abstract
Preferred stock	0		0
Common stock	2		2
Surplus	4,269,208		4,479,208
Accumulated deficit	(3,043,476)		(2,940,509)
Treasury stock	0		0
Accumulated other comprehensive (loss) income, net of tax	(4,064)		(27,367)
Total stockholders' equity	1,221,670		1,511,334
Liabilities And Stockholders Equity	1,385,699		1,700,242
Non Guarantor Subsidiaries Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Real Estate Acquired Through Foreclosure	0		0
Non Guarantor Subsidiaries Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Real Estate Acquired Through Foreclosure	0		0
Other Subsidiaries [Member]
Assets
Cash And Due From Banks	380,890		422,967		439,552	534,796
Money market investments	1,803,639		839,732
Trading Securities	136,887		338,390
Available For Sale Securities	5,314,928		5,294,596
Investment securities held-to-maturity, at amortized cost	103,170		140,496
Other investment securities, at lower of cost or realizable value	147,564		166,410
Investment in subsidiaries	0		0
Loans held-for-sale, at lower of cost or fair value	106,104		110,426
Loans held-in-portfolio:
Loans held-in-portfolio	19,496,569		21,702,418
Covered Loans	2,542,662		2,984,427
Less- Unearned Income	93,835		92,144
Allowance for loan losses	601,751		640,251
Total loans held-in-portfolio, net	21,343,645		23,954,450
FDIC loss share asset	542,454		948,608
Premises and equipment, net	492,069		517,381
Interest Receivable	121,657		131,368
Servicing Asset At Fair Value Amount	148,694		161,099
Other Assets	1,570,094		1,642,760
Goodwill	465,677		647,757
Intangible Assets Net Excluding Goodwill	37,040		44,578
Total assets	32,980,188		35,664,526
Deposits Abstract
Noninterest Bearing Deposit Liabilities	5,804,599		5,933,649
Interest Bearing Deposit Liabilities	19,025,144		20,793,267
Total deposits	24,829,743		26,726,916
Federal Funds Purchased and Securities Sold Under Agreements To Repurchase	1,271,657		1,659,292
Other short-term borrowings	66,800		920,700
Notes Payable	822,028		612,740
Other liabilities	974,147		728,899
Liabilities Of Disposal Group Including Discontinued Operation	5,064		0
Total liabilities	27,969,439		30,648,547
Stockholders Equity Abstract
Preferred stock	0		0
Common stock	56,307		56,079
Surplus	5,931,161		6,056,774
Accumulated deficit	(747,702)		(907,972)
Treasury stock	(1)		0
Accumulated other comprehensive (loss) income, net of tax	(229,016)		(188,902)
Total stockholders' equity	5,010,749		5,015,979
Liabilities And Stockholders Equity	32,980,188		35,664,526
Other Subsidiaries [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Real Estate Acquired Through Foreclosure	135,410		135,501
Other Subsidiaries [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Real Estate Acquired Through Foreclosure	130,266		168,007
Consolidation Eliminations Member
Assets
Cash And Due From Banks	(20,851)		(10,967)		(1,916)	(6,811)
Money market investments	(1,357)		(4,804)
Trading Securities	0		0
Available For Sale Securities	0		0
Investment securities held-to-maturity, at amortized cost	0		0
Other investment securities, at lower of cost or realizable value	0		0
Investment in subsidiaries	(6,232,482)		(6,527,375)
Loans held-for-sale, at lower of cost or fair value	0		0
Loans held-in-portfolio:
Loans held-in-portfolio	(53,769)		(519,500)
Covered Loans	0		0
Less- Unearned Income	0		0
Allowance for loan losses	0		0
Total loans held-in-portfolio, net	(53,769)		(519,500)
FDIC loss share asset	0		0
Premises and equipment, net	0		0
Interest Receivable	(26)		(10)
Servicing Asset At Fair Value Amount	0		0
Other Assets	(18,127)		(41,186)
Goodwill	(1)		0
Intangible Assets Net Excluding Goodwill	0		0
Total assets	(6,326,613)		(7,103,842)
Deposits Abstract
Noninterest Bearing Deposit Liabilities	(20,851)		(10,967)
Interest Bearing Deposit Liabilities	(1,357)		(4,804)
Total deposits	(22,208)		(15,771)
Federal Funds Purchased and Securities Sold Under Agreements To Repurchase	0		0
Other short-term borrowings	(53,769)		(519,500)
Notes Payable	0		0
Other liabilities	(18,216)		(41,258)
Liabilities Of Disposal Group Including Discontinued Operation	0		0
Total liabilities	(94,193)		(576,529)
Stockholders Equity Abstract
Preferred stock	0		0
Common stock	(56,309)		(56,081)
Surplus	(10,191,842)		(10,527,455)
Accumulated deficit	3,782,651		3,839,954
Treasury stock	0		0
Accumulated other comprehensive (loss) income, net of tax	233,080		216,269
Total stockholders' equity	(6,232,420)		(6,527,313)
Liabilities And Stockholders Equity	(6,326,613)		(7,103,842)
Consolidation Eliminations Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Real Estate Acquired Through Foreclosure	0		0
Consolidation Eliminations Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Real Estate Acquired Through Foreclosure	$ 0		$ 0

[1]	All amounts presented are net of tax.
[2]	Refer to Note 26 to the consolidated financial statements for information on the statutory trusts.